Lease (Details) - Schedule of Operating Leases have Remaining Lease Terms - Operating Leases [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022
ASSETS
Operating lease right-of-use assets	$ 899,817	$ 1,161,141
LIABILITIES
Operating lease liabilities (current)	392,666	369,314
Operating lease liabilities (non-current)	$ 507,151	$ 791,827